Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Rent expense, gross	$ 18,166,000	$ 20,123,000	$ 19,445,000
Sublease income	(5,000)	(213,000)	(1,974,000)
Rent expense, net	$ 18,161,000	$ 19,910,000	$ 17,471,000